Structured Settlements (Tables)	12 Months Ended
Dec. 31, 2012
Balances of Structured Settlements

The balances of the Company’s structured settlements are as follows (in thousands):

	December 31, 2012	December 31, 2011
Structured settlements—at cost	$1,574	$1,553
Structured settlements—at fair value	1,680	12,376

Structured settlements receivable, net	$3,254	$13,929